Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Accounts Receivable

	December 31,
	2012	2011
Trade receivables	$17,618	$64,051
Refundable taxes	4,696	3,314
Insurance proceeds	500	12,913
Accrued interest	264	1,084
Savage River receivable (Note 3)	—	13,000
Other	3,382	6,871

	$26,460	$101,233